Regulatory Assets and Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Nov. 09, 2017
Regulatory Matters [Line Items]
Increase (decrease) in income tax expense including the impact of a change in enacted tax rates		$ 113	$ 104
Deferred Income Tax Charge [Member]
Regulatory Matters [Line Items]
Pending amount of impairment to regulatory assets				$ 885
Deferred Income Tax Charge, Transmission Rate, 2017 And 2018 [Member]
Regulatory Matters [Line Items]
Pending amount of impairment to regulatory assets				515
Deferred Income Tax Charge, Transmission Rate, 2018-2022 [Member]
Regulatory Matters [Line Items]
Pending amount of impairment to regulatory assets				$ 370
Pension Benefit Regulatory Asset [Member]
Regulatory Matters [Line Items]
Increase (decrease) in other comprehensive income		(80)	52
Increase (decrease) in operation, maintenance and administration expenses		1
Post-Retirement and Post-Employment Benefits [Member]
Regulatory Matters [Line Items]
Increase (decrease) in other comprehensive income		207	(3)
Polychlorinated Biphenyl Liability [Member]
Regulatory Matters [Line Items]
Regulatory asset increase (decrease)		1	(1)
Land Assessment and Remediation Liability [Member]
Regulatory Matters [Line Items]
Regulatory asset increase (decrease)		7	10
Environmental Expenditure [Member]
Regulatory Matters [Line Items]
Increase (decrease) in operation, maintenance and administration expenses		8	9
Increase (decrease) in amortization expense		24	20
Increase (decrease) in financing chargers		8	8
Share-Based Compensation [Member]
Regulatory Matters [Line Items]
Increase (decrease) to operation, maintenance, administration and depreciation expenses		$ 7	$ 9
B2M LP Start-Up Costs [Member]
Regulatory Matters [Line Items]
Approved recovery start up costs	$ 8
Start up costs recovery period			4 years
2015 - 2017 Rate Rider [Member]
Regulatory Matters [Line Items]
Disposal period of approved balances for disposition		32 months
Pension Cost Variance [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue		$ 24	$ 25